SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Debt		$ 2,075,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)		3,985,000
Working Capital Amount	$ 900,000
Number Of Warrants Outstanding Carrying Value	25,198,626
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	3,500,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	3,000,000	0